Investments for account of policyholders	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Investments for account of policyholders
23 Investments for account of policyholders
Investments for account of policyholders comprise financial assets at fair value through profit or loss, excluding derivatives, and investments in real estate.

	Note	2021	2020

Shares		29,539	25,288

Debt securities		19,821	19,885

Money market and other short-term investments		1,482	1,051

Deposits with financial institutions		4,105	4,185

Unconsolidated investment funds		191,950	168,777

Other		3,493	4,520

Total investments for account of policyholders at fair value through profit or loss, excluding derivatives		250,390	223,705

Investments in real estate	23.1	563	467

Total investments for account of policyholders		250,953	224,172
Investments for account of policyholders in 2021 increased, compared to 2020, mainly due to positive market movements.
Refer to note 44 Fair value for a summary of all financial assets and financial liabilities at fair value through profit or loss.
23.1 Investments in real estate for account of policyholders

	2021	2020

At January 1	467	586

Additions	54	-

Subsequent expenditure capitalized	6	4

Disposals	(43)	(56)

Fair value gains / (losses)	46	(36)

Net exchange differences	32	(31)
At December 31	563	467

The investment properties are leased out under operating leases.
	2021	2020	2019

Rental income reported as part of investment income	30	27	42

Direct operating expenses from investment in real estate for account of policyholders	4	8	6
There are no restrictions on the realizability of investment property or the remittance of income and proceeds of disposal.
Refer to note 45 Commitments and contingencies for a summary of contractual obligations to purchase investment property.